Accounting Policies, by Policy (Policies)	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies, by Policy (Policies) [Line Items]
Basis of presentation and consolidation

Basis of presentation and consolidation

The accompanying consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) and include the accounts and operations of Volta Inc. and its wholly-owned subsidiaries. Volta Charging, LLC is the primary operating subsidiary of the Company. All intercompany accounts and transactions have been eliminated upon consolidation.

Basis of presentation and consolidation

The accompanying consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) and include the accounts and operations of Volta Industries, Inc. and its wholly-owned subsidiaries. Volta Charging, LLC is the primary operating subsidiary of the Company. All intercompany accounts and transactions have been eliminated upon consolidation.

Use of Estimates

Use of estimates

The preparation of consolidated financial statements in conformity with GAAP requires the Company to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant items subject to management’s estimates and assumptions include, but are not limited to, assumptions underlying the determination of the stand-alone selling prices for performance obligations within revenue arrangements, allowance for doubtful accounts, inventory valuation, stock-based compensation, tax valuation allowance, valuation and recognition of warrants, incremental borrowing rate for right-of-use (“ROU”) assets and lease liabilities, lease term, the valuation and useful lives of property and equipment, goodwill and intangibles, and the valuation of assets acquired and liabilities assumed for business combinations. The Company believes that the estimates and judgments upon which it relies are reasonable based upon information available to the Company at the time that these estimates and judgments are made. The Company periodically evaluates such estimates and adjusts prospectively based upon such periodic evaluation. Actual results could differ materially from those estimates using different assumptions or under different conditions.

Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. Significant items subject to management’s estimates and assumptions include, but are not limited to, assumptions underlying the determination of the stand-alone selling prices for performance obligations within revenue arrangements, allowance for doubtful accounts, inventory valuation, stock-based compensation, tax valuation allowance, valuation and recognition of warrants, incremental borrowing rate for right-of-use (“ROU”) assets and lease liabilities, lease term, and the valuation and useful lives of property and equipment. The Company believes that the estimates and judgments upon which it relies are reasonable based upon information available to the Company at the time that these estimates and judgments are made. The Company periodically evaluates such estimates and adjusts prospectively based upon such periodic evaluation. Actual results could differ materially from those estimates using different assumptions or under different conditions.

Reclassifications

Reclassifications

Certain prior period amounts have been reclassified to conform to current period presentation. These reclassifications have no effect on previously reported results of operations or loss per share.

Cash, cash equivalents, and restricted cash

Cash, cash equivalents, and restricted cash

Cash and cash equivalents include on-demand deposits with banks and a mutual fund, respectively, for which cost approximates the fair value. Restricted cash as of June 30, 2021 includes $0.1 million held in escrow related to payments to contractors.

Cash Cash includes on-demand deposits with banks, for which the cost approximates the fair value.
Accounts receivable and allowance for doubtful accounts

Accounts receivable and allowance for doubtful accounts

Unbilled receivables result from amounts recognized as revenues but not yet invoiced as of the consolidated balance sheet date. As of June 30, 2021 and December 31, 2020, the company had $0.8 million and $0.8 million, respectively, in unbilled receivables related to network development revenue, which are included in the accounts receivable balance.

Accounts receivable and allowance for doubtful accounts

Accounts receivable are recorded at the invoiced amount and are non-interest bearing. The Company generally grants uncollateralized credit terms to its customers and maintains an allowance for doubtful accounts to reserve for potentially uncollectible receivables. Bad debt expenses are recorded in selling, general and administrative in the consolidated statements of operations and comprehensive loss when the allowance is established. When accounts receivable are deemed uncollectible, the uncollectible amount is written off against the allowance for doubtful accounts. Recoveries of accounts receivable previously written off are recorded as credits to bad debt expense and included in selling, general and administrative in the consolidated statements of operations and comprehensive loss. The Company determines the level of allowances required based on historical experience, the age of the accounts receivable balances, the credit quality of its customers, current economic conditions and other factors that may affect customers’ ability to pay. For the year ended December 31, 2020, the Company recorded bad debt expenses of $0.1 million. There was no bad debt expense recorded for the year ended December 31, 2019.

Unbilled receivables result from amounts recognized as revenues but not yet invoiced as of the consolidated balance sheet date. As of December 31, 2020 and December 31, 2019, the Company had $0.8 million and $0.6 million, respectively, in unbilled receivables related to network development revenue, which are included in the accounts receivable balance.

Concentration of Credit Risk

Concentration of risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and accounts receivable. The Company’s cash is held on deposit with high-credit quality financial institutions. Such deposits may at times exceed federally insured limits. The Company has not experienced losses in such amounts or accounts.

As of June 30, 2021, three customers accounted for 25.4%, 17.9% and 10.7% of the Company’s accounts receivable balance, respectively. As of December 31, 2020, one customer accounted for 59.5% of the Company’s accounts receivable balance. For the three months ended June 30, 2021, three customers accounted for 24.0%, 23.2% and 10.4% of the Company’s revenue, respectively. For the six months ended June 30, 2021, four customers accounted for 21.5%, 14.3%, 12.0% and 11.4% of the Company’s revenue, respectively. For the three months ended June 30, 2020, two customers accounted for 53.7% and 10.3% of the Company’s revenue, respectively. For the six months ended June 30, 2020, three customers accounted for 44.5%, 12.6% and 11.2% of the Company’s revenue, respectively. Revenue generated by these customers arises from a portfolio of contracts with multiple, separate, legal entities. The Company mitigates concentration risk as all contracts are executed with these separate, legal entities.

As of June 30, 2021, one supplier accounted for 14.5% of the Company’s accounts payable balance and orders. As of December 31, 2020, one supplier accounted for 21.1% of the Company’s accounts payable balance and orders. The Company mitigates concentration risk by maintaining contracts and agreements with alternative suppliers and is actively expanding its supplier network.

Concentration of risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist primarily of cash and accounts receivable. The Company’s cash is held on deposit with high-credit quality financial institutions. Such deposits may at times exceed federally insured limits. The Company has not experienced losses in such amounts or accounts.

As of December 31, 2020, one customer accounted for 59.5% of the Company’s accounts receivable balance. As of December 31, 2019, one customer accounted for 68.2% and another customer accounted for 16.7% of the Company’s accounts receivable balance. For the year ended December 31, 2020, one customer accounted for 63.0% and another customer accounted for 16.1% of the Company’s revenue. For the year ended December 31, 2019, one customer accounted for 65.5% of the Company’s revenue. Revenue generated by these customers arises from a portfolio of contracts with multiple, separate, legal entities. The Company mitigates concentration risk as all contracts are executed with these separate, legal entities.

As of December 31, 2020 and 2019, one supplier accounted for 21.1% and 76.3% of the Company’s accounts payable balance and orders, respectively. The Company mitigates concentration risk by maintaining contracts and agreements with alternative suppliers and is actively expanding its supplier network.

Property and equipment

Property and equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization. The cost of maintenance and repairs is expensed as incurred, and expenditures that extend the useful lives of assets are capitalized. Property and equipment are depreciated and amortized using the straight-line method over the estimated useful lives of the respective assets. Leasehold improvements are depreciated using the straight-line method over the shorter of the estimated useful lives of the assets or the lease term, ranging from two to five years.

Asset	Useful Lives (In Years)
Charging stations and digital media screens	5 – 10
Capitalized research and development equipment	5
Computers and equipment	3 – 5
Furniture	5
Leasehold improvements	2 – 5
Internal-use software	0.5

Construction in progress includes all costs capitalized related to projects, primarily related to in-process engineering activities and installation of assets that have yet to be placed in service. When assets are retired or otherwise disposed of, the cost and accumulated depreciation or amortization are removed from the consolidated balance sheets, and any resulting gain or loss is reflected in the consolidated statements of operations and comprehensive loss in the period realized.

Property and equipment

Property and equipment are stated at cost, less accumulated depreciation and amortization. The cost of maintenance and repairs is expensed as incurred, and expenditures that extend the useful lives of assets are capitalized. Property and equipment are depreciated and amortized using the straight-line method over the estimated useful lives of the respective assets. Leasehold improvements are depreciated using the straight-line method over the shorter of the estimated useful lives of the assets or the lease term, ranging from two to five years.

Asset	Useful Lives (In Years)
Charging stations and digital media screens	5–10
Capitalized research and development equipment	5
Computers and equipment	3–5
Furniture	5
Leasehold improvements	2–5
Internal-use software	0.5

Construction in progress includes all costs capitalized related to projects, primarily related to in-process engineering activities and installation of assets that have yet to be placed in service. When assets are retired or otherwise disposed of, the cost and accumulated depreciation or amortization are removed from the consolidated balance sheets, and any resulting gain or loss is reflected in the consolidated statements of operations and comprehensive loss in the period realized.

For the years ended December 31, 2020 and 2019, losses of $16.1 thousand and $4.6 million, respectively, related to construction in progress that were damaged or abandoned were recognized in other operating expenses in the consolidated statements of operations and comprehensive loss.

Impairment of long-lived assets

Impairment of long-lived assets and intangibles

Intangible assets with finite lives are amortized over their useful lives and reported net of accumulated amortization. The Company evaluates its long-lived assets and intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is assessed by a comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds the fair value of the assets. Although the Company has accumulated losses, the Company believes that the future cash flows will be sufficient to exceed the carrying value of the Company’s long-lived and intangible assets. As of June 30, 2021 and December 31, 2020, the Company determined that no events or changes in circumstances existed that would otherwise indicate any impairment of its long-lived or intangible assets.

Impairment of long-lived assets

The Company evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is assessed by a comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment to be recognized is measured as the amount by which the carrying amount of the assets exceeds the fair value of the assets. Although the Company has accumulated losses, the Company believes that the future cash flows will be sufficient to exceed the carrying value of the Company’s long-lived assets. As of December 31, 2020 and 2019, the Company determined that no events or changes in circumstances existed that would otherwise indicate any impairment of its long-lived assets.

Goodwill

Goodwill

Goodwill is evaluated for impairment at the end of each fiscal year or more frequently if impairment indicators are present. A qualitative assessment is performed to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of the reporting units is less than its carrying amount. If, based on the evaluation, it is determined to be more likely than not that the fair value is less than the carrying value, then the goodwill is tested further for impairment. If the implied fair value of goodwill is lower than its carrying amount, an impairment loss is recognized in an amount equal to the difference. The goodwill balance as of June 30, 2021 includes the amount recognized as a result of the acquisition of 2Predict, Inc. (see Note 4 — Acquisitions). There was no impairment of goodwill for the three months ended June 30, 2021.

Leases

Leases

The Company determines if an arrangement contains a lease at inception. The Company recognizes an ROU asset and a lease liability at the lease commencement date for operating leases with terms greater than 12 months. ROU assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. The initial measurement of ROU assets is comprised of the initial amount of the lease liability, adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred, less any lease incentives received. ROU assets are subsequently measured throughout the lease term at the carrying amount of the lease liability, plus any initial direct costs, plus (less) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate as the Company generally cannot determine the implicit rate because it does not have access to the lessor’s residual value or the amount of the lessor’s deferred initial costs. The incremental borrowing rate is the interest rate the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms.

Lease terms include the noncancellable period of the lease plus any additional periods covered by either an option to extend (or not to terminate) the lease that the Company is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor.

Variable lease payments associated with the Company’s leases are recognized when the event, activity, or circumstance in the lease agreement on which those payments are assessed occurs. Variable lease payments are recognized in other operating (income) expenses in the consolidated statement of operations and comprehensive loss.

The Company identifies separate lease and non-lease components within the contract. Non-lease components primarily include payments for electricity reimbursements made to the landlord. The Company has elected the practical expedient to combine lease and non-lease payments and account for them together as a single lease component, which increases the amount of the Company’s ROU assets and lease liabilities.

In April 2020, the FASB provided for an optional practical expedient that simplifies how a lessee accounts for rent concessions that are a direct consequence of the COVID-19 pandemic. The practical expedient provides that, for eligible leases, the lessee may choose to forgo the evaluation of the enforceable rights and obligations of the original lease contract. Instead, lessees may account for COVID-19 related rent concessions either (i) as if they were part of the enforceable rights and obligations of the parties under the existing lease contract or (ii) as a lease modification. Eligible leases are those for which the concession is COVID-19 related and the changes to the lease do not result in a substantial increase to the rights of the lessor or the obligations of the lessee. The Company has elected to apply the practical expedient for all eligible lease modifications, resulting in the rent concession being recorded as a negative variable lease cost and recognized in the consolidated statement of operations and comprehensive loss in that period.

Leases

The Company determines if an arrangement contains a lease at inception. The Company recognizes an ROU asset and a lease liability at the lease commencement date for operating leases with terms greater than 12 months. ROU assets represent the Company’s right to use an underlying asset for the lease term, and lease liabilities represent the obligation to make lease payments arising from the lease. The initial measurement of ROU assets is comprised of the initial amount of the lease liability, adjusted for lease payments made at or before the lease commencement date, plus any initial direct costs incurred, less any lease incentives received. ROU assets are subsequently measured throughout the lease term at the carrying amount of the lease liability, plus any initial direct costs, plus (less) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate as the Company generally cannot determine the implicit rate because it does not have access to the lessor’s residual value or the amount of the lessor’s deferred initial costs. The incremental borrowing rate is the interest rate the Company would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms.

Lease terms include the noncancellable period of the lease plus any additional periods covered by either an option to extend (or not to terminate) the lease that the Company is reasonably certain to exercise, or an option to extend (or not to terminate) the lease controlled by the lessor.

Variable lease payments associated with the Company’s leases are recognized when the event, activity, or circumstance in the lease agreement on which those payments are assessed occurs. Variable lease payments are recognized in other operating expenses in the consolidated statement of operations and comprehensive loss.

The Company identifies separate lease and non-lease components within the contract. Non-lease components primarily include payments for electricity reimbursements made to the landlord. The Company has elected the practical expedient to combine lease and non-lease payments and account for them together as a single lease component, which increases the amount of the Company’s ROU assets and lease liabilities.

In April 2020, the FASB provided for an optional practical expedient that simplifies how a lessee accounts for rent concessions that are a direct consequence of the COVID-19 pandemic. The practical expedient provides that, for eligible leases, the lessee may choose to forgo the evaluation of the enforceable rights and obligations of the original lease contract. Instead, lessees may account for COVID-19 related rent concessions either (i) as if they were part of the enforceable rights and obligations of the parties under the existing lease contract or (ii) as a lease modification. Eligible leases are those for which the concession is COVID-19 related and the changes to the lease do not result in a substantial increase to the rights of the lessor or the obligations of the lessee. The Company has elected to apply the practical expedient for all eligible lease modifications, resulting in the rent concession being recorded as a negative variable lease cost and recognized in the consolidated statement of operations and comprehensive loss in that period.

Equity issuance costs

Equity issuance costs

For the six months ended June 30, 2020, the Company raised $9.5 million through sales of Series D Preferred Stock resulting in $0.3 million of equity issuance costs, paid as Class B Common Stock warrants. As of June 30, 2021, the Company had raised $128.1 million through sales of Series D and D-1 Preferred Stock, resulting in $4.5 million of equity issuance costs, of which $3.8 million was paid in cash and $0.7 million was paid as Class B Common Stock warrants (see Note 9 — Warrants). Equity issuance costs are included in Preferred Stock on the consolidated balance sheets.

Equity issuance costs

During the year ended December 31, 2020, the Company raised $99.3 million through sales of Series D and D-1 Preferred Stock resulting in $4.5 million of equity issuance costs, of which $3.8 million was paid in cash and $0.7 million was paid as Class B Common Stock warrants (see Note 8 — Warrants). Equity issuance costs are included in Preferred Stock on the consolidated balance sheets.

Offering Costs Associated with the Initial Public Offering

Deferred transaction costs

As of June 30, 2021 and December 31, 2020, respectively, deferred transaction costs of approximately $8.1 million and $30.1 thousand were capitalized in prepaid expenses and other current assets in the consolidated balance sheets for the Business Combination with Tortoise Acquisition Corp. II (see Note 1 — Description of business). There were no deferred transaction costs included in accrued expenses and other current liabilities in the consolidated balance sheets as of June 30, 2021 and December 31, 2020. Upon the completion of the Business Combination, all deferred transaction costs were offset against the proceeds from the Business Combination.

Stock warrants		Stock warrantsThe Company’s Common Stock warrants are freestanding warrants that were issued in connection with certain debt and equity financing transactions. The warrants are classified as equity instruments at the grant date fair value calculated using the OPM Back solve approach and are not subject to revaluation at the balance sheet date.	Stock warrantsThe Company classifies Preferred Stock warrants issued in connection with certain historical debt arrangements as long-term liabilities on the consolidated balance sheets at their estimated fair value because the underlying Preferred Stock is contingently redeemable. At initial recognition, the warrants were recorded at their estimated fair value calculated using the Option Pricing Model (“OPM”) Backsolve approach, under the market method. The Company’s Common Stock warrants are freestanding warrants that were issued in connection with certain debt and equity financing transactions. The warrants are classified as equity instruments at the grant date fair value calculated using the OPM Backsolve approach and are not subject to revaluation at the balance sheet date.
Revenue recognition

Revenue recognition

ASC 606

Revenue is recognized when promised goods or services are transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services by following a five-step process, (i) identify the contract with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price, and (v) recognize revenue when or as the Company satisfies a performance obligation.

The Company generally considers a sales contract and/or agreement with an approved purchase order as a customer contract provided that collection is considered probable, which is assessed based on the creditworthiness of the customer. The Company combines contracts with a customer if contracts are entered into at or near the same time with the same customer and are negotiated with a single commercial substance or contain price dependencies. As it enters contracts with customers, the Company evaluates distinct goods and services promised in the contract to identify the appropriate performance obligations. The performance obligations include advertising services, charging stations, which include Level 2 (“L2”) or Direct Current Fast Charging (“DCFC”) stations, installation services, operation and maintenance services, installed infrastructure, regulatory credits and Software-as-a-Service (“SaaS”). The Company generally contracts with customers at fixed amounts and has not experienced significant returns or price concessions and discounts. To the extent the Company is entitled to variable consideration on the sale of goods or services, it will estimate the amount it expects to collect as part of the transaction price provided it is probable that a significant reversal of revenue will not occur when the uncertainty related to variable consideration is resolved.

When a contract contains multiple performance obligations, the Company allocates the transaction price to each performance obligation using the relative standalone selling price (“SSP”) method. The determination of SSP is judgmental and is based on the price the Company would charge for the same good or service if it were sold separately in a standalone sale to similar customers in similar circumstances. As the charging stations, installation and operation and maintenance services are never sold separately, the Company utilizes an expected cost plus a margin approach to determine the SSP of each of the separate performance obligations. Revenue is recognized upon transfer of control of promised products or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for promised goods or services.

Disaggregation of revenue

The Company’s operations represent a single operating segment based on how the Company and its Chief Operating Decision Maker (“CODM”) manages its business. The Company disaggregates revenue by major category in the table below based on what it believes are the primary economic factors may impact the nature, amount, timing, and uncertainty of revenue and cash flows from these customer contracts.

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Revenues
Behavior and Commerce	$6,484,155	$834,931	$10,013,800	$1,967,615
Network Development	340,370	1,301,674	1,341,111	3,607,138
Charging Network Operations	642	241,530	642	705,719
Network Intelligence	117,000	—	327,000	—
Total revenues	$6,942,167	$2,378,135	$11,682,553	$6,280,472

Behavior and Commerce

Behavior and Commerce revenue is generated by displaying paid media content on the Company’s network of media-enabled charging stations. National and regional businesses pay for content either directly or through their relationships with advertising agencies, based on the number of impressions delivered over the contract term, which is typically less than one year. Behavior and Commerce revenue is recognized ratably over time as the impressions are displayed on media-enabled charging stations over the contract term. The Company typically bills customers in advance on a monthly basis, and payments are typically due within one month after content delivery. Behavior and Commerce revenue is recorded in service revenue in the consolidated statements of operations and comprehensive loss.

Network Development

Network Development revenue consists of revenue generated through installation services, operation and maintenance services offered over the contract term (generally a 10-year term), installed infrastructure for utility companies and charging station products. Revenue from installation services is recognized over time using an input method based on costs incurred to measure progress toward complete satisfaction of the performance obligation. Revenue from operation and maintenance services is recognized ratably over the term of the arrangement as the services are performed. Revenue from the sale of installed infrastructure is recognized at a point in time when control of the installed infrastructure is transferred to the customer. Revenue from charging stations is recognized at the point in time when control of the charging station is transferred to the customer, which is typically when the charging station is delivered at the designated customer site.

If the arrangement contains a lease, it is accounted for in accordance with ASC 842, Leases. In some arrangements, the Company has executed a sale and leaseback of the digital media screens (sale leaseback) and has also acquired the right to control the use of the location to advertise over a set term (location lease) (see Note 8 — Debt facilities). During the construction phase, the Company does not control the underlying asset on the customer’s property. As the leaseback qualifies as a financing arrangement, the Company will not record a sale for accounting purposes of the digital media screen and will depreciate that asset over its useful life. For contractual payments that do not exceed the fair value of the location lease obligation, the Company records a lease liability and an associated right-of-use asset based on the discounted lease payments. In some instances, the Company may receive a lease incentive from the lessor which is recorded as a reduction to the right-of-use asset.

The determination of the transaction price for Network Development revenue may require judgment and can affect the amount and timing of revenue. The transaction price is based on the consideration that the Company expects to be entitled to for providing the Network Development products and services on a standalone basis. Almost all of the transaction price is based on fixed cash consideration received from customers. The transaction price is allocated between lease and non-lease components based on a relative-selling price basis. However, in arrangements where the Company pays consideration to a customer for a distinct good or service, the consideration payable to a customer is limited to the fair value of the distinct good or service received by the customer. If the contractual payments for the location lease of this arrangement are in excess of fair value, then the Company will estimate the excess contractual payments over fair value and record that amount as a reduction to the transaction price in the arrangement. The reduction to transaction price for consideration payable to a customer is recognized at the later of when the Company pays or promises to pay the consideration or when the Company recognizes the related revenue for the transferred products and services. The Company reduced the transaction price and recognized consideration payable to a customer of $10.6 thousand and $15.6 thousand for the three months ended June 30, 2021 and 2020, respectively, and $0.2 million and $54.6 thousand for the six months ended June 30, 2021 and 2020, respectively.

The Company typically bills the customer upon contract inception for charging stations and installation services and bills the customer on a quarterly basis for operation and maintenance services. Payments are typically due within one month after billing. Revenue generated through installation services, operation and maintenance services and installed infrastructure is recorded in service revenue in the consolidated statements of operations and comprehensive loss. Revenue generated through charging station products is recorded in product revenue in the consolidated statements of operations and comprehensive loss.

Charging Network Operations

Charging Network Operations revenue correlates to usage of stations, and are currently, primarily generated by selling regulatory credits or Low Carbon Fuel Standard credits to other regulated entities. The Company recognizes revenue from regulatory credits at the point in time when the regulatory credits are sold to the customer. Costs associated Charging Network Operations is comprised of a minor amount of personnel-related costs which is presented in selling, general and administrative in the consolidated statements of operations and comprehensive loss. Charging Network Operations revenue is recorded in other revenue in the consolidated statements of operations and comprehensive loss.

Network Intelligence

Network Intelligence revenue is generated through the delivery of SaaS to the customer. The Company recognizes Network Intelligence revenue ratably over the contract term on a time-elapsed basis as the SaaS is performed. Network Intelligence revenue is recorded in other revenue in the consolidated statements of operations and comprehensive loss. A majority of costs associated with Network Intelligence revenue qualify as internal use software and are capitalized and recorded within property and equipment, net on the consolidated balance sheets.

Practical expedient and policy elected

The Company utilized the practical expedient to not adjust the promised amount of consideration for the effects of a significant financing component if the Company generally expects, at contract inception, that the period between when the Company transfers control of the promised good or service and when the Company receives payment from the customer is within one year or less. At contract inception, the Company expects to complete installation and transfer control of media-enabled charging stations to customers and receive payment within one year of contract execution. The Company generally expects to fulfill media campaigns and receive payment for advertising sales within one year.

The Company has elected to present revenue net of sales taxes remitted to government authorities.

Remaining performance obligations

Transaction price allocated to the remaining performance obligation represents contracted revenue that has not yet been recognized, which includes deferred revenue and unbilled amounts that is expected to be recognized as revenue in future periods and excludes the performance obligations that are subject to cancellation terms. The remaining performance obligations related to advertising services, the sale of media-enabled charging stations, installation services and SaaS are expected to be recognized as revenue within the next twelve months and are recorded within deferred revenue on the consolidated balance sheets. The unbilled amount was $0.8 million as of June 30, 2021, and December 31, 2020, respectively. The total remaining performance obligations, excluding advertising services contracts that have a duration of one year or less, was $22.8 million and $24.4 million as of June 30, 2021 and December 31, 2020, respectively. As of June 30, 2021, the Company expects to recognize approximately 37.4% of its remaining performance obligations as revenues in the next twelve months, and the remainder thereafter.

Revenue recognition

ASC 606

Revenue is recognized when promised goods or services are transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services by following a five-step process, (i) identify the contract with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price, and (v) recognize revenue when or as the Company satisfies a performance obligation.

The Company generally considers a sales contract and/or agreement with an approved purchase order as a customer contract provided that collection is considered probable, which is assessed based on the creditworthiness of the customer. The Company combines contracts with a customer if contracts are entered into at or near the same time with the same customer and are negotiated with a single commercial substance or contain price dependencies. As it enters contracts with customers, the Company evaluates distinct goods and services promised in the contract to identify the appropriate performance obligations. The performance obligations include advertising services, charging stations, which include Level 2 (L2) or DCFC charging stations, installation services, operation and maintenance services, installed infrastructure, regulatory credits and Software-as-a-Service (“SaaS”). The Company generally contracts with customers at fixed amounts and has not experienced significant returns or price concessions and discounts. To the extent, the Company is entitled to variable consideration on the sale of goods or services, it will estimate the amount it expects to collect as part of the transaction price provided it is probable that a significant reversal of revenue will not occur when the uncertainty related to variable consideration is resolved.

When a contract contains multiple performance obligations, the Company allocates the transaction price to each performance obligation using the relative standalone selling price (“SSP”) method. The determination of SSP is judgmental and is based on the price the Company would charge for the same good or service if it were sold separately in a standalone sale to similar customers in similar circumstances. As the charging stations, installation and operation and maintenance services are never sold separately, the Company utilizes an expected cost plus a margin approach to determine the SSP of each of the separate performance obligations. Revenue is recognized upon transfer of control of promised products or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for promised goods or services.

Disaggregation of revenue

The Company’s operations represent a single operating segment based on how the Company and its CODM manages its business. The Company disaggregates revenue by major category in the table below based on what it believes are the primary economic factors that may impact the nature, amount, timing, and uncertainty of revenue and cash flows from these customer contracts.

	Year Ended December 31,
	2020	2019
Revenues
Behavior and Commerce	$8,013,403	$8,608,059
Network Development	10,598,303	6,318,772
Charging Network Operations	705,719	338,778
Network Intelligence	133,000	—
Total revenues	$19,450,425	$15,265,609

Behavior and Commerce

Behavior and Commerce revenue is generated by displaying paid media content on the Company’s network of media-enabled charging stations. National and regional businesses pay for content either directly or through their relationships with advertising agencies, based on the number of impressions delivered over the contract term, which is typically less than one year. Behavior and Commerce revenue is recognized ratably over time as the impressions are displayed on media-enabled charging stations over the contract term. The Company typically bills customers in advance on a monthly basis, and payments are typically due within one month after content delivery. Behavior and Commerce revenue is recorded in service revenue in the consolidated statements of operations and comprehensive loss.

Network Development

Network Development revenue consists of revenue generated through installation services, operation and maintenance services offered over the contract term (generally a 10-year term), installed infrastructure for utility companies and charging station products. Revenue from installation services is recognized on a percentage of completion basis over the installation period. Revenue from operation and maintenance services is recognized ratably over the term of the arrangement as the services are performed. Revenue from the sale of installed infrastructure is recognized at a point in time when control of the installed infrastructure is transferred to the customer. Revenue from charging stations is recognized at the point in time when control of the charging station is transferred to the customer, which is typically when the charging station is delivered at the designated customer site.

If the arrangement contains a lease it is accounted for in accordance with ASC 842, Leases. In some arrangements, the Company has executed a sale and leaseback of the digital media screens (sale leaseback) and has also acquired the right to control the use of the location to advertise over a set term (location lease) (see Note 7 — Debt facilities). During the construction phase, the Company does not control the underlying asset on the customer’s property. As the leaseback qualifies as a financing arrangement, the Company will not record a sale for accounting purposes of the digital media screen and will depreciate that asset over its useful life. For contractual payments that do not exceed the fair value of the location lease obligation, the Company records a lease liability and an associated right-of-use asset based on the discounted lease payments. In some instances, the Company may receive a lease incentive from the lessor which is recorded as a reduction to the right-of-use asset.

The determination of the transaction price for Network Development revenue may require judgment and can affect the amount and timing of revenue. The transaction price is based on the consideration that the Company expects to be entitled to for providing the Network Development products and services on a standalone basis. Almost all of the transaction price is based on fixed cash consideration received from customers. The transaction price is allocated between lease and non-lease components based on a relative-selling price basis. However, in arrangements where the Company pays consideration to a customer for a distinct good or service, the consideration payable to a customer is limited to the fair value of the distinct good or service received by the customer. If the contractual payments for the location lease of this arrangement are in excess of fair value, then the Company will estimate the excess contractual payments over fair value and record that amount as a reduction to the transaction price in the arrangement. The reduction to transaction price for consideration payable to a customer is recognized at the later of when the Company pays or promises to pay the consideration or when the Company recognizes the related revenue for the transferred products and services. For the years ended December 31, 2020 and 2019, the Company reduced the transaction price and recognized consideration payable to a customer of $0.4 million and $0.2 million, respectively.

The Company typically bills the customer upon contract inception for charging stations and installation services and bills the customer on a quarterly basis for operation and maintenance services. Payments are typically due within one month after billing. Revenue generated through installation services, operation and maintenance services and installed infrastructure is recorded in service revenue in the consolidated statements of operations and comprehensive loss. Revenue generated through charging station products is recorded in product revenue in the consolidated statements of operations and comprehensive loss.

Charging Network Operations

Charging Network Operations revenue correlates to the usage of the stations, and is currently, primarily generated by selling regulatory credits or Low Carbon Fuel Standard credits to other regulated entities. The Company recognizes revenue from regulatory credits at the point in time when the regulatory credits are sold to the customer. Costs associated with Charging Network Operations is comprised of a minor amount of personnel-related costs which are presented in selling, general and administrative in the consolidated statements of operations and comprehensive loss. Charging Network Operations revenue is recorded in other revenue in the consolidated statements of operations and comprehensive loss.

Network Intelligence

Network Intelligence revenue is generated through the delivery of SaaS to the customer. The Company recognizes Network Intelligence revenue ratably over the contract term on a time-elapsed basis as the SaaS is performed. Network Intelligence revenue is recorded in other revenue in the consolidated statements of operations and comprehensive loss. A majority of costs associated with Network Intelligence revenue qualify as internal-use software and are capitalized and recorded within property and equipment, net on the consolidated balance sheets.

Practical expedient and policy elected

The Company utilized the practical expedient to not adjust the promised amount of consideration for the effects of a significant financing component if the Company generally expects, at contract inception, that the period between when the Company transfers control of the promised good or service and when the Company receives payment from the customer is within one year or less. At contract inception, the Company expects to complete installation and transfer control of media-enabled charging stations to customers and receive payment within one year of contract execution. The Company generally expects to fulfill media campaigns and receive payment for advertising sales within one year.

The Company has elected to present revenue net of sales taxes remitted to government authorities.

Remaining performance obligations

Transaction price allocated to the remaining performance obligation represents contracted revenue that has not yet been recognized, which includes deferred revenue and unbilled amounts that are expected to be recognized as revenue in future periods and excludes the performance obligations that are subject to cancellation terms. The remaining performance obligations related to advertising services, the sale of media-enabled charging stations, installation services and SaaS are expected to be recognized as revenue within the next twelve months and are recorded within deferred revenue on the consolidated balance sheets. The unbilled amounts were $0.8 million and $0.6 million as of December 31, 2020 and 2019. Remaining performance obligations were $24.4 million as of December 31, 2020. The Company expects to recognize approximately 38.9% of its remaining performance obligations as revenues in the next twelve months and the remainder thereafter.

Deferred revenue

Deferred revenue

Deferred revenue primarily consists of billings or payments received from customers in advance of revenue recognized for the sale of media-enabled charging stations, installation and operation and maintenance services and is recognized as revenue upon transfer control or as services are performed. The Company generally invoices customers in advance or in milestone-based installments. Revenue recognized for the three months ended June 30, 2021 and 2020 that was included in the deferred revenue balance as of March 31, 2021 and 2020 was $0.2 million and $1.1 million, respectively. Revenue recognized for the six months ended June 30, 2021 and 2020 that was included in the deferred revenue balance as of December 31, 2020 and 2019 was $1.0 million and $2.1 million, respectively. As of June 30, 2021, deferred revenue related to such customer payments amounted to $7.3 million, of which $7.2 million is expected to be recognized during the succeeding twelve-month period and is therefore presented as current.

Deferred revenue

Deferred revenue primarily consists of billings or payments received from customers in advance of revenue recognized for the sale of media-enabled charging stations, installation and operation and maintenance services and is recognized as revenue upon transfer control or as services are performed. The Company generally invoices customers in advance or in milestone-based installments. Revenue recognized during the years ended December 31, 2020 and 2019 that was included in the deferred revenue balance at December 31, 2019 and 2018, was $8.1 million and $2.3 million, respectively. Deferred revenue is expected to be recognized during the succeeding twelve-month period and is therefore presented as current. As of December 31, 2020 and 2019, deferred revenue related to such customer payments amounted to $7.5 million and $13.1 million, respectively.

Costs to obtain a contract with a customer

Costs to obtain a contract with a customer

The Company elected to apply the practical expedient available under ASC 340-40, Other Assets and Deferred Costs — Contracts with Customers, to not capitalize incremental costs of obtaining a contract, such as sales commissions, if the amortization period is less than one year. Commissions paid for certain sales of advertising are expensed as incurred because the amortization period would have been one year or less as the majority of media campaigns are scheduled to run less than one year.

Sales commissions are also paid for obtaining a network development contract with a site host that purchases media-enabled charging stations and related services. As the typical contract term for these agreements exceeds one year, the Company does not apply this practical expedient. Sales commissions that are considered incremental and recoverable costs of obtaining a contract with a customer are capitalized and included in prepaid expenses and other current assets and other non-current assets on the consolidated balance sheets. The deferred costs are then amortized over the period of benefit consistent with the transfer of the goods and services to the customer to which the asset relates and is included in selling, general and administrative in the consolidated statements of operations and comprehensive loss.

The ending balances of assets recognized from costs of obtaining a contract with a customer were $44.6 thousand and $0.1 million included in prepaid expenses and other current assets as of June 30, 2021 and December 31, 2020, respectively, and $0.3 million included in other non-current assets as of June 30, 2021 and December 31, 2020. Amortization expense related to assets recognized from costs to obtain a contract with a customer was $11.2 thousand and $45.0 thousand for the three months ended June 30, 2021 and 2020, respectively and $0.1 million for the six months ended June 30, 2021 and 2020, respectively. The Company did not recognize any contract cost impairment losses for the three and six months ended June 30, 2021 and 2020.

Costs to obtain a contract with a customer

The Company elected to apply the practical expedient available under ASC 340-40, Other Assets and Deferred Costs — Contracts with Customers, to not capitalize incremental costs of obtaining a contract, such as sales commissions, if the amortization period is less than one year. Commissions paid for certain sales of advertising are expensed as incurred because the amortization period would have been one year or less as the majority of media campaigns are scheduled to run less than one year.

Sales commissions are also paid for obtaining a network development contract with a site host that purchases media-enabled charging stations and related services. As the typical contract term for these agreements exceeds one year, the Company does not apply this practical expedient. Sales commissions that are considered incremental and recoverable costs of obtaining a contract with a customer are capitalized and included in prepaid expenses and other current assets and other non-current assets on the consolidated balance sheets. The deferred costs are then amortized over the period of benefit consistent with the transfer of the goods and services to the customer to which the asset relates and is included in selling, general and administrative in the consolidated statements of operations and comprehensive loss.

The ending balances of assets recognized from costs of obtaining a contract with a customer were $0.1 million and $0.4 million included in prepaid expenses and other current assets and $0.3 million and $0.3 million included in other non-current assets as of December 31, 2020 and 2019, respectively. Amortization expense related to assets recognized from costs to obtain a contract with a customer was $0.4 million and $0.3 million for the years ended December 31, 2020 and 2019, respectively. The Company did not recognize any contract cost impairment losses during the years ended December 31, 2020 and 2019.

Cost of revenues (excluding depreciation and amortization)

Cost of revenues (excluding depreciation and amortization)

Costs of services

Costs of services consist of costs attributable to the Network Development revenues and Behavior and Commerce revenue. Costs associated with Network Development consist of costs associated with providing installation, operations and maintenance services, including personnel-related costs associated with delivering services, such as salaries and benefits, and costs to install infrastructure for utility companies. Costs associated with Behavior and Commerce revenue consists of costs associated with providing advertising services, including related rental payments on location leases for the advertising displays, for charging sites, station electricity, and labor costs directly related to service revenue-generating activities.

Cost of products

Cost of products consists primarily of hardware cost and shipping cost. Hardware cost primarily relates to L2 and DCFC stations which includes the cost of station chassis, the electric vehicle chargers, routers, and computers.

Cost of revenues (excluding depreciation and amortization)

Costs of services

Costs of services consist of costs attributable to the Network Development revenues and Behavior and Commerce revenue. Costs associated with Network Development consist of costs associated with providing installation, operations and maintenance services, including personnel-related costs associated with delivering services, such as salaries and benefits, and costs to install infrastructure for utility companies. Costs associated with Behavior and Commerce revenue consists of costs associated with providing advertising services, including related rental payments on location leases for the advertising displays, for charging sites, station electricity, and labor costs directly related to service revenue-generating activities.

Cost of products

Cost of products consists primarily of hardware cost and shipping cost. Hardware cost primarily relates to L2 and DCFC stations which include the cost of station chassis, electric vehicle chargers, routers, and computers.

Advertising expenses

Advertising expenses

The Company expenses advertising expenses as they are incurred. Advertising expenses for the three months ended June 30, 2021 and 2020, were $0.1 million and $46.0 thousand, respectively, and for the six months ended June 30, 2021 and 2020, were $0.2 million and $0.2 million, respectively, and are included in selling, general and administrative in the consolidated statements of operations and comprehensive loss. The Company does not capitalize any advertising expenses.

Advertising expenses

The Company expenses advertising expenses as they are incurred. For the years ended December 31, 2020 and 2019, advertising expenses were $0.3 million and $0.4 million, respectively, and are included in selling, general and administrative in the consolidated statements of operations and comprehensive loss. The Company does not capitalize any advertising expenses.

COVID-19 impact

COVID-19 impact

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus (“COVID-19”). In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally. The COVID-19 pandemic will continue to have a negative impact on the operations and customers of the Company. The impact on the business and the results of operations included decreased customer demand for advertising space due to the decrease in foot traffic at the site hosts as consumers were subject to shelter-in-place orders around the United States, as well as the temporary halting of construction activities of the media-enabled charging stations. In addition, the ability of the employees and the suppliers’ and customers’ employees to work may be impacted by individuals contracting or being exposed to COVID-19, which may significantly hamper the operations. Despite the adverse impacts, there are no indications that the COVID-19 pandemic has resulted in a material decline in the carrying value of any assets, or a material change in the estimate of any contingent amounts recorded in the consolidated balance sheet as of June 30, 2021. However, there is uncertainty as to the duration and overall impact of the COVID-19 pandemic. The consolidated financial statements reflect estimates and assumptions made by management as of June 30, 2021 and management continues to monitor the potential impact. Events and changes in circumstances arising after June 30, 2021, including those resulting from the impacts of the COVID-19 pandemic, will be reflected in management’s estimates for future periods. The Company applied for a loan under the Small Business Administration (“SBA”) Paycheck Protection Program (“PPP”) of the Coronavirus Aid, Relief and Economic Security Act of 2020 (“CARES Act”). In April 2020, the Company received loan proceeds of $3.2 million under the SBA PPP of the CARES Act (see Note 8 — Debt facilities).

COVID-19 impact

On January 30, 2020, the World Health Organization (“WHO”) announced a global health emergency because of a new strain of coronavirus (“COVID-19”). In March 2020, the WHO classified the COVID-19 outbreak as a pandemic, based on the rapid increase in exposure globally. The COVID-19 pandemic will continue to have a negative impact on the operations and customers of the Company. The impact on the business and the results of operations included decreased customer demand for advertising space due to the decrease in foot traffic at the site hosts as consumers were subject to shelter-in-place orders around the United States, as well as the temporary halting of construction activities of the media-enabled charging stations. In addition, the ability of the employees and the suppliers’ and customers’ employees to work may be impacted by individuals contracting or being exposed to COVID-19, which may significantly hamper the operations. Despite the adverse impacts, there are no indications that the COVID-19 pandemic has resulted in a material decline in the carrying value of any assets, or a material change in the estimate of any contingent amounts recorded in the consolidated balance sheet as of December 31, 2020. However, there is uncertainty as to the duration and overall impact of the COVID-19 pandemic. The consolidated financial statements reflect estimates and assumptions made by management as of December 31, 2020 and management continues to monitor the potential impact. Events and changes in circumstances arising after December 31, 2020, including those resulting from the impacts of the COVID-19 pandemic, will be reflected in management’s estimates for future periods. The Company applied for a loan under the Small Business Administration (“SBA”) Paycheck Protection Program (“PPP”) of the Coronavirus Aid, Relief and Economic Security Act of 2020 (“CARES Act”). In April 2020, the Company received loan proceeds of $3.2 million under the SBA PPP of the CARES Act (see Note 7 — Debt facilities).

Recent Accounting Pronouncements

Recent accounting pronouncements

Recently adopted accounting pronouncements

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This standard simplifies the accounting for income taxes by, among other things, eliminating certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU 2019-12 is effective for public business entities for fiscal years beginning after December 15, 2020, with early adoption permitted. Upon adoption, the Company must apply certain aspects of this standard retrospectively for all periods presented while other aspects are applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. The Company adopted the new standard on January 1, 2021. The adoption of this new standard did not have a significant effect on the consolidated financial statements.

Recently issued accounting pronouncements not yet adopted

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The ASU was subsequently amended by ASU No. 2018-19, ASU No. 2019-05 and ASU No. 2019-10. The guidance amended reporting requirements for credit losses for assets held at amortized cost basis and available-for-sale debt securities. For available-for-sale debt securities, credit losses will be presented as an allowance rather than as a write-down. In addition, the length of time a security has been in an unrealized loss position will no longer impact the determination of whether a credit loss exists. ASU No. 2016-13, as subsequently amended for various technical issues, is effective for emerging growth companies following private company adoption dates for fiscal years beginning after December 15, 2022, and for interim periods within those fiscal years. If the Company were to lose EGC status in 2021, the standard would be effective for the fiscal year beginning after December 15, 2021. The Company has not yet determined the potential effects of this ASU on its consolidated financial statements.

Recent accounting pronouncements

Recently adopted accounting pronouncements

In June 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2018-07, Compensation — Stock Compensation: Improvements to Non-employee Share-Based Payment Accounting. ASU 2018-07 was issued to provide guidance on share-based payments granted to non-employees in exchange for goods or services used or consumed in an entity’s own operations and supersedes the guidance in ASC 505-50, Equity-Based Payments to Non-Employees. ASU 2018-07 aligns much of the guidance on measuring and classifying non-employee awards with that of awards to employees. The Company adopted this standard on January 1, 2019 using the modified retrospective basis. The adopted standard did not have a material impact on the consolidated financial statements.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. The ASU eliminates certain disclosure requirements for fair value measurements for all entities and modifies some disclosure requirements. This ASU is effective for all entities for fiscal years beginning after December 15, 2019, with early adoption permitted. The Company adopted this standard on January 1, 2020. Since the standard impacted disclosures only, its adoption did not have a material impact on the Company’s consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which requires a lessee to recognize a lease liability and an ROU asset for all leases as of the date on which the lessor makes the underlying asset available to the lessee. For lessors, accounting for leases is substantially the same as in prior periods. In July 2018, the FASB issued ASU No. 2018-10, Codification Improvements to Topic 842, Leases, to clarify how to apply certain aspects of the new leases standard. ASU No. 2020-05, as subsequently amended for various technical issues, and the consideration of COVID-19, is effective for emerging growth companies following private company adoption dates in fiscal years beginning after December 15, 2021, and interim periods within annual periods beginning after December 15, 2022, and early adoption is permitted. The Company adopted ASU 2016-02 and all related amendments using a modified retrospective transition method. Under that transition method, the Company initially applied the new leases standard at the beginning of the earliest period presented in the financial statements (which is January 1, 2019) for leases existing at, or entered into after, January 1, 2019. The modified retrospective approach did not require any transition accounting for leases that expired before the earliest comparative period presented. The standard provides a number of optional practical expedients in transition. The Company elected the transition practical expedients, which permits the Company to carry forward certain conclusions regarding lease identification, lease classification and initial direct costs under the new standard. The Company also elected the practical expedient pertaining to land easements and the short-term lease recognition exemption for all leases with a term shorter than twelve months. The Company did not elect the practical expedient to use hindsight for leases existing at the adoption date. Upon adoption, the Company recognized net ROU assets and lease liabilities of $13.1 million and $14.7 million, respectively, on the consolidated balance sheets. Further, the sale and leaseback of the digital media screens was recorded as a financing obligation in the amount of $0.3 million with a corresponding reduction to retained earnings on January 1, 2019. For the year ended December 31, 2019, Network Development revenue was reduced by $3.1 million upon transition which includes failed sale accounting treatment of the digital media screens and station rent expense, recorded in Cost of Services, decreased by $0.4 million. The Company does not anticipate any changes in future cash flows or other significant indirect effects as a result of the change in accounting principle.

Recently issued accounting pronouncements not yet effective

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. The ASU was subsequently amended by ASU No. 2018-19, ASU No. 2019-05 and ASU No. 2019-10. The guidance amended reporting requirements for credit losses for assets held at amortized cost basis and available-for-sale debt securities. For available-for-sale debt securities, credit losses will be presented as an allowance rather than as a write-down. In addition, the length of time a security has been in an unrealized loss position will no longer impact the determination of whether a credit loss exists. ASU No. 2016-13, as subsequently amended for various technical issues, is effective for emerging growth companies following private company adoption dates for fiscal years beginning after December 15, 2022, and for interim periods within those fiscal years. If the Company were to lose EGC status in 2021, the standard would be effective for the fiscal year beginning after December 15, 2021. The Company has not yet determined the potential effects of this ASU on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which simplifies the accounting for income taxes. This guidance is effective for emerging growth companies following private company adoption dates in fiscal years beginning after December 15, 2021, and interim periods within annual periods beginning after December 15, 2022, with early adoption permitted, including adoption in an interim period. The Company has not yet determined the potential effects of this ASU on its consolidated financial statements.

In August 2020, the FASB issued ASU No. 2020-06, Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for certain convertible instruments, amends guidance on derivative scope exceptions for contracts in an entity’s own equity, and modifies the guidance on diluted earnings per share (“EPS”) calculations as a result of these changes. The standard can be applied on either a fully retrospective or modified retrospective basis by an entity. Early adoption is permitted for fiscal years beginning after December 15, 2020. The Company does not expect a significant impact of this ASU on the consolidated financial statements.

Immaterial Correction of Prior Period Financial Statements

Immaterial Correction of Prior Period Financial Statements

In June 2021, the Company revised its consolidated statements of operations and comprehensive loss and consolidated balance sheets to reflect the corrections of immaterial errors for the years ended December 31, 2020 and 2019. For the year ended December 31, 2019, the correction to correct a gross up of accrued billings on contracts is attributable to clerical errors. For the year ended December 31, 2020, the corrections to construction in progress hardware, inventory, accrued billings, financing liability, and network costs of sales are attributable to the determination that construction in progress hardware and inventory assets were not properly recorded based on shipment dates, accrued billings were grossed up due to clerical errors, the long term portion of the financing liability should have been recorded in other non-current liabilities, and other network costs and costs of services for certain projects were recorded in the incorrect period, respectively, and an accrued loss related to invoices in dispute should have been recorded in selling, general and administrative. Corrections to comprehensive income are primarily attributable to errors related to other network costs and costs of services for construction projects recorded in the incorrect period.

As of December 31, 2019, the correction to accrued billings on contracts resulted in a $1.1 million decrease to prepaid partnership costs — current with a corresponding decrease to accounts payable of $1.1 million. As of December 31, 2020, the correction to construction in progress resulted in a $1.1 million decrease to property and equipment, net with a corresponding decrease to accrued expenses and other current liabilities of $1.1 million; the correction to charging stations and digital media screens resulted in a $0.2 million increase to property and equipment, net with a corresponding decrease to other expenses, net of $0.2 million; the correction to inventory resulted in a $0.1 million increase to inventory with a corresponding increase to accrued expenses and other current liabilities for $0.1 million; the correction to accrued billings on contracts resulted in a $4.0 million decrease to prepaid partnership costs — current with a corresponding decrease to accounts payable of $4.0 million; the correction to reclassify the financing liability between the short and long-term portions resulted in a $0.2 million decrease to accrued expenses and other current liabilities with a corresponding increase to other non-current liabilities; the correction to charging station expenses resulted in a $0.9 million decrease to accrued expenses and other current liabilities with a corresponding decrease to other expenses, net, of $0.8 million and a decrease to costs of services for $0.1 million; the correction to reclassify expenses related to invoices in dispute resulted in a $0.6 million decrease to other expenses, net, with a corresponding increase to selling, general and administrative of $0.6 million.

Pursuant to Accounting Standards Codification (“ASC”) 250, Accounting Changes and Error Corrections issued by the Financial Accounting Standards Board (“FASB”) and Staff Accounting Bulletin 99, Materiality (“SAB 99”) issued by the SEC, the Company determined the impact of the error was immaterial to all periods. The correction was recorded as part of the activity within the consolidated statements of operations and comprehensive losses and the consolidated balance sheets for the years ended December 31, 2020 and 2019 as reflected herein. Adjustment due to these error corrections had an immaterial impact on the Company’s previously reported net loss, net loss per share, total assets, total liabilities and stockholder’s deficit.

Segment reporting

Segment reporting

For the years ended December 31, 2020 and 2019, the Company was managed as a single operating segment on a consolidated basis. The Company determined that the President is the Chief Operating Decision Maker (“CODM”) as he is responsible for making decisions regarding the allocation of resources, performance assessment, strategic operations and organization management. Although the Company has different revenue streams, the CODM manages the Company as a whole and makes decisions at the consolidated level. There are no segment managers who are held accountable for operating and financial results or the product and service mix offered by the Company.

Financial Instruments

Fair value of financial instruments

The Company evaluates the fair value measurements of all financial assets and liabilities. Fair value is an exit price representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability.

A three-tiered hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value. This hierarchy requires that the Company use observable market data, when available, and minimize the use of unobservable inputs when determining fair value:

•        Level 1, observable inputs such as quoted prices in active markets;

•        Level 2, inputs other than the quoted prices in active markets that are observable either directly or indirectly;

•        Level 3, unobservable inputs in which there is little or no market data, which requires that the Company develop its own assumptions.

Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurements requires judgment and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy.

Inventory

Inventory

Inventory consists of finished goods in the form of assembled charging stations. Inventory is measured using the first-in, first-out (“FIFO”) method and stated at the lower of cost or net realizable value as of December 31, 2020 and 2019. The value of inventories is reduced by estimates for excess and obsolete inventories. The estimate for excess and obsolete inventories is based upon management’s review of utilization of inventories in light of projected sales, current market conditions, and market trends. The Company monitors inventory to identify events that would require impairment due to obsolete inventory and adjusts the value of inventory when required. No inventory valuation losses were recorded during the years ended December 31, 2020 and 2019.

Capitalization of software costs

Capitalization of software costs

The Company accounts for the costs of software developed for internal use by capitalizing costs incurred during the application development stage to property and equipment, net on the consolidated balance sheets. Costs related to preliminary project activities and post-implementation activities are expensed as incurred. The Company amortized the capitalized costs of internal-use software on a straight-line basis over six months and recognized the amortization in depreciation and amortization in the consolidated statements of operations and comprehensive loss.

Debt issuance costs

Debt issuance costs

Costs incurred in connection with borrowings under financing facilities are deferred and amortized over the life of the related financing on a straight-line basis which approximates the effective interest method. During the years ended December 31, 2020 and 2019, the Company deferred and capitalized costs related to the issuance of the term loans approximating $0.6 million and $0.9 million, respectively, and amortized $0.3 million and $0.1 million, respectively, of deferred debt issuance costs as interest expenses, net in the consolidated statements of operations and comprehensive loss (see Note 7 — Debt facilities).

During the year ended December 31, 2020, the Company recorded debt issuance costs of $0.1 million related to the convertible note upon issuance. The amortized debt issuance costs of $39.9 thousand were recognized as interest expenses, net in the consolidated statements of operations and comprehensive loss and the remaining unamortized debt issuance cost of $0.1 million was reclassified to equity issuance costs and included in Preferred Stock on the consolidated balance sheets upon the conversion of the convertible note into Series D-1 Preferred Stock.

Selling, general and administrative (excluding depreciation and amortization)

Selling, general and administrative (excluding depreciation and amortization)

Selling, general and administrative consists primarily of employee-related costs, including salaries, employee benefits, and stock-based compensation, repair and maintenance expenses on corporate facilities and equipment, marketing and advertising costs.

Other expenses, net

Other expenses, net

Other expenses, net, consist primarily of the miscellaneous expenses or income that are not related to the core business operation. For the years ended December 31, 2020 and 2019, other expenses, net primarily relate to the changes in the fair value measurement of Preferred Stock warrants (see Note 4 — Fair value measurements).

Other income included in other expenses, net is related to rebates and incentives received from utility companies for the installation of electric vehicle charging stations and related infrastructure.

Income Taxes

Income taxes

The Company uses the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax reporting bases of assets and liabilities and are measured using enacted tax rates and laws that are expected to be in effect when the differences are expected to reverse. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts more likely than not expected to be realized.

Management regularly assesses the ability to realize deferred tax assets recorded based upon the weight of available evidence, including such factors as recent earnings history and expected future taxable income on a jurisdiction-by-jurisdiction basis. In the event that the Company changes its determination as to the amount of realizable deferred tax assets, the Company will adjust its valuation allowance with a corresponding impact to the provision for income taxes in the period in which such determination is made.

The Company accounts for uncertain tax positions in accordance with accounting standards which clarifies the accounting for uncertainty in income taxes in an enterprise’s financial statements by defining the criterion that an individual tax position must meet for any part of the benefit of that position to be recognized in an enterprise’s financial statements. The accounting standard prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken on a tax return as well as guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. As of December 31, 2020, the Company determined that there are no uncertain tax positions. The Company’s policy is to include penalties and interest related to income tax matters within the Company’s benefit from (provision for) income taxes.

Stock-based compensation

Stock-based compensation

The Company accounts for all share-based payment awards granted to employees and nonemployees based on the fair value of the awards on the date of the grant. For service-based awards, stock-based compensation is recognized in the consolidated statements of operations and comprehensive loss over the period during which the employee is required to perform service in exchange for the award (generally the vesting period of the award). The Company estimates the fair value of stock options on the date of grant using the Black-Scholes option pricing model. The grant-date fair value of option awards is based upon the fair value of the Company’s Common Stock as of the date of grant, as well as estimates of the expected term of the awards, expected Common Stock price volatility over the expected term of the option awards, risk-free interest rates and expected dividend yield. Forfeitures are recognized as they occur. Compensation cost is recognized over the vesting period of the applicable award using the straight-line method.

Comprehensive loss			Comprehensive loss For the years ended December 31, 2020 and 2019, the Company had no items of comprehensive loss.
Tortoise Acquisition Corp. II [Member]
Accounting Policies, by Policy (Policies) [Line Items]
Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Use of Estimates

The preparation of unaudited condensed consolidated financial statements in conformity with GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting period.

Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the unaudited condensed consolidated financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future confirming events. Accordingly, the actual results could differ significantly from those estimates.

Concentration of Credit Risk

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution which, at times, may exceed the Federal Depository Insurance Corporation coverage limits of $250,000, and any cash held in Trust Account. At December 31, 2020, the Company had not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation coverage limit of $250,000, and any cash held in the Trust Account. At June 30, 2021 and December 31, 2020, the Company had not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Offering Costs Associated with the Initial Public Offering

Offering Costs Associated with the Initial Public Offering

Offering costs consisted of legal, accounting, underwriting fees and other costs incurred that were directly related to the Initial Public Offering. Offering costs are allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with warrant liabilities are expensed as incurred, presented as non-operating expenses in the statement of operations. Offering costs associated with the public shares were charged to shareholders’ equity upon the completion of the Initial Public Offering.

Offering Costs Associated with the Initial Public Offering

Offering costs consisted of legal, accounting, underwriting fees and other costs incurred that were directly related to the Initial Public Offering. Offering costs are allocated to the separable financial instruments issued in the Initial Public Offering based on a relative fair value basis, compared to total proceeds received. Offering costs associated with derivative warrant liabilities are expensed as incurred, presented as non-operating expenses in the statement of operations. Offering costs associated with the Public Shares were charged to shareholders’ equity upon the completion of the Initial Public Offering. The Company classifies deferred underwriting commissions as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Recent Accounting Pronouncements

Management does not believe that any recently issued, but not yet effective, accounting pronouncements, if currently adopted, would have a material effect on the Company’s financial statements.

Financial Instruments

Financial Instruments

As of December 31, 2020, the carrying values of cash, prepaid expenses, accounts payable, and accrued expenses approximate their fair values due to the short-term nature of the instruments.

Fair Value Measurements

Fair value is defined as the price that would be received for sale of an asset or paid for transfer of a liability, in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three and six-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). These tiers consist of:

•        Level 1, defined as observable inputs such as quoted prices (unadjusted) for identical instruments in active markets;

•        Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable such as quoted prices for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active; and

•        Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions, such as valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the lowest level input that is significant to the fair value measurement.

Income Taxes

Income Taxes

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company is considered an exempted Cayman Islands company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the periods presented. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Income Taxes

ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the unaudited condensed consolidated financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s only major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. There were no unrecognized tax benefits and no amounts accrued for interest and penalties as of June 30, 2021 and December 31, 2020. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.

The Company is considered an exempted Cayman Islands company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the periods presented. The Company’s management does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. There were no cash equivalents as of December 31, 2020.

Cash and Cash Equivalents

The Company considers all short-term investments with an original maturity of three months or less when purchased to be cash equivalents. The Company had $345,016,637 in cash equivalents and $345,000,000 in cash held in the Trust Account as of June 30, 2021 and December 31, 2020, respectively.

Investments Held in the Trust Account

Investments Held in the Trust Account

The Company’s portfolio of investments is comprised of U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or investments in money market funds that invest in U.S. government securities and generally have a readily determinable fair value, or a combination thereof. When the Company’s investments held in the Trust Account are comprised of U.S. government securities, the investments are classified as trading securities. When the Company’s investments held in the Trust Account are comprised of money market funds, the investments are recognized at fair value. Trading securities and investments in money market funds are presented on the balance sheets at fair value at the end of each reporting period. Gains and losses resulting from the change in fair value of these securities is included in income on investments held in the Trust Account in the accompanying unaudited condensed statement of operations. The estimated fair values of investments held in the Trust Account are determined using available market information.

Principles of Consolidation

Principles of Consolidation

The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant inter-company transactions and balances have been eliminated in consolidation.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The fair value of the Company’s assets and liabilities which qualify as financial instruments under the FASB ASC Topic 820, “Fair Value Measurements,” equal or approximate the carrying amounts represented in the condensed balance sheets.

Derivative Warrant liabilities

Derivative Warrant Liabilities

The Company does not use derivative instruments to hedge its exposures to cash flow, market or foreign currency risks. Management evaluates all of the Company’s financial instruments, including issued warrants to purchase its Class A ordinary shares, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and ASC 815-15. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

The Company issued 8,625,000 warrants to purchase Class A ordinary shares to investors in the Company’s Initial Public Offering and simultaneously issued 5,933,333 Private Placement Warrants to TortoiseEcofin Borrower. All of the Company’s outstanding warrants are recognized as derivative liabilities in accordance with ASC 815-40. Accordingly, we recognize the warrant instruments as liabilities at fair value and adjust the instruments to fair value at each reporting period. The liabilities are subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in our statement of operations. The fair value of the Public Warrants issued in connection with the Public Offering and Private Placement Warrants were initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants have been estimated using a Monte Carlo simulation model each measurement date. The fair value of Public Warrants issued in connection with the Initial Public Offering have subsequently been measured based on the listed market price of such warrants.

Derivative Warrant Liabilities

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments, including issued stock purchase warrants, to determine if such instruments are derivatives or contain features that qualify as embedded derivatives, pursuant to ASC 480 and FASB ASC Topic 815, “Derivatives and Hedging” (“ASC 815”). The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

The Public Warrants (as defined below) and the Private Placement Warrants are recognized as derivative liabilities in accordance with ASC 815. Accordingly, the Company recognizes the warrant instruments as liabilities at fair value and adjusts the carrying value of the instruments to fair value at each reporting period until they are exercised. The fair value of the Public Warrants and Private Placement Warrants issued in connection with the Initial Public Offering was initially measured at fair value using a Monte Carlo simulation model and subsequently, the fair value of the Private Placement Warrants has been estimated using a Monte Carlo simulation model at each measurement date. The fair value of Public Warrants issued in connection with the Initial Public Offering has been measured based on the listed market price of such warrants, a Level 1 measurement, since December 31, 2020. The determination of the fair value of the warrant liability may be subject to change as more current information becomes available and accordingly the actual results could differ significantly. Derivative warrant liabilities are classified as non-current liabilities as their liquidation is not reasonably expected to require the use of current assets or require the creation of current liabilities.

Class A Ordinary Shares Subject to Possible Redemption

Class A Ordinary Shares Subject to Possible Redemption

The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable Class A ordinary shares (including Class A ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, at December 31, 2020, 28,382,615 Class A ordinary shares subject to possible redemption are presented as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.

Class A Ordinary Shares Subject to Possible Redemption

The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in ASC Topic 480 “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption (if any) are classified as liability instruments and are measured at fair value. Conditionally redeemable Class A ordinary shares (including Class A ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, Class A ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. Accordingly, at June 30, 2021 and December 31, 2020, 29,194,155 and 28,382,615 Class A ordinary shares subject to possible redemption are presented as temporary equity, respectively, outside of the shareholders’ equity section of the Company’s unaudited condensed consolidated balance sheet.

Net Loss Per Ordinary Share

Net Loss Per Ordinary Share

The Company complies with accounting and disclosure requirements of ASC Topic 260, “Earnings Per Share.” Net loss per ordinary share is computed by dividing net loss by the weighted average number of ordinary shares outstanding during the period. The Company has not considered the effect of the Public Warrants (as defined below) and the Private Placement Warrants to purchase an aggregate of 14,558,333 Class A ordinary shares in the calculation of diluted earnings per share, since their inclusion would be anti-dilutive under the treasury stock method.

The Company’s statement of operations include a presentation of income per share for ordinary shares subject to redemption in a manner similar to the two-class method of income per share. Net loss per share, basic and diluted for Class A ordinary shares is calculated by dividing the investment income earned on the Trust Account of $0 for the period from July 24, 2020 (inception) through December 31, 2020 by the weighted average number of Class A ordinary shares outstanding for the period. Net loss per share, basic and diluted for Class B ordinary shares is calculated by dividing the net loss of approximately $364,000, less income attributable to Class A ordinary shares, by the weighted average number of Class B ordinary shares outstanding for the period.

Net Income Per Ordinary Share

The Company’s condensed statements of operations include a presentation of net income (loss) per share for Class A ordinary shares subject to possible redemption in a manner similar to the two-class method of net income (loss) per ordinary share. Net income (loss) per ordinary share, basic and diluted, for Class A ordinary shares is calculated by dividing the interest income earned on the Trust Account, less interest available to be withdrawn for the payment of taxes, by the weighted average number of Class A ordinary shares outstanding for the periods. Net income (loss) per ordinary share, basic and diluted, for Class B ordinary shares is calculated by dividing the net income (loss), adjusted for income attributable to Class A ordinary shares, by the weighted average number of Class B ordinary shares outstanding for the periods. Class B ordinary shares include the Founder Shares as these ordinary shares do not have any redemption features and do not participate in the income earned on the Trust Account.

The calculation of diluted net income (loss) per ordinary share does not consider the effect of the warrants issued in connection with the Initial Public Offering and Private Placement since the exercise price of the warrants is in excess of the average ordinary share price for the period and therefore the inclusion of such warrants would be anti-dilutive.

The following table reflects the calculation of basic and diluted net income (loss) per ordinary share:

	For the Three Months Ended June 30, 2021	For the Six Months Ended June 30, 2021
Class A ordinary shares
Numerator: Income allocable to Class A ordinary shares
Income from investments held in Trust Account	$8,602	$16,637
Less: Company’s portion available to be withdrawn to pay taxes	—	—
Net income attributable to Class A ordinary shares	$8,602	$16,637
Denominator: Weighted average Class A ordinary shares
Basic and diluted weighted average shares outstanding, Class A ordinary shares	34,500,000	34,500,000
Basic and diluted net income per share, Class A ordinary shares	$0.00	$0.00
Class B ordinary shares
Numerator: Net income (loss) minus net income allocable to Class A ordinary shares
Net income (loss)	$18,837,625	$9,025,403
Net income allocable to Class A ordinary shares	8,602	16,637
Net income (loss) attributable to Class B ordinary shares	$18,829,023	$9,008,766
Denominator: Weighted average Class B ordinary shares
Basic and diluted weighted average shares outstanding, Class B ordinary shares	8,625,000	8,625,000
Basic and diluted net income (loss) per share, Class B ordinary shares	$2.18	$1.04

Basis of Presentation

Basis of Presentation

The accompanying financial statements of the Company have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC.

As described in Note 2 — Restatement of Previously Issued Financial Statements and Note 11 — Quarterly Financial Information (unaudited), the Company’s financial statements for the period from July 24, 2020 (inception) through December 31, 2020, and for the unaudited interim periods ended September 30, 2020 (collectively, the “Affected Periods”), are restated in this Annual Report on Form 10-K/A (Amendment No. 1) (this “Annual Report”) to correct the misapplication of accounting guidance related to the Company’s warrants in the Company’s previously issued audited and unaudited condensed financial statements for such periods. The restated financial statements are indicated as “Restated” in the audited and unaudited condensed financial statements and accompanying notes, as applicable. See Note 2 — Restatement of Previously Issued Financial Statements for further discussion.

Emerging Growth Company

Emerging Growth Company

As an emerging growth company, the Company may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that an emerging growth company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used. This may make comparison of the Company’s financial statement with another public company that is neither an emerging growth company nor an emerging growth company that has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Cash Held in Trust Account	Cash Held in Trust Account As of December 31, 2020, the assets held in the Trust Account were held in cash.